091-09162

For Internal Use Only Sec File No. 9-	Submit 1 Original and 4 copies	OMB APPROVAL OMB Number: 3235-0504 Expires July 31, 2004 Estimated average burden hours per response. . 2.00

[redacted]

10047795

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
JUL 23 2010
DIVISION OF TRADING & MARKETS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
AMENDED FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — Initial Listing Report

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
EDGX Exchange, Inc

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
ProShares Advisors LLC

3. Class of New Derivative Securities Product:
Investment Company Unit

4. Name of Underlying Instrument:

SJF: Russell 1000 Value Index; SJH: Russell 2000 Value Index; SJL: Russell MidCap Value Index; SKK: Russell 2000 Growth Index; SMDD: S&P Midcap 400 Index; SPXU: S&P 500 Index; SRTY: Russell 2000 Index; SSO: S&P 500 Index; TWM: Russell 2000 Index; TWQ: Russell 3000 Index; UDOW: Dow Jones Industrial Average; UKF: Russell 1000 Growth Index; UKK: Russell 2000 Growth Index; UKW: Russell MidCap Growth Index; UMDD: S&P Midcap 400 Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based:
The 15 indexes referred to in item 4 above are Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:
SJF, SJH, SJL, SKK, SMDD, SPXU, SRTY, SSO, TWM, TWQ, UDOW, UKF, UKK, UKW, UMDD

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

SJF: AMEX, ARCA, NASDAQ, NYSE; SJH: AMEX, ARCA, NASDAQ, NYSE; SJL: AMEX, ARCA, NASDAQ, NYSE; SKK: AMEX, ARCA, NASDAQ, NYSE; SMDD: AMEX, ARCA, NYSE, NASDAQ; SPXU: AMEX, ARCA, NYSE, NASDAQ; SRTY: AMEX, ARCA, NYSE, NASDAQ; SSO: AMEX, ARCA, NASDAQ, NYSE; TWM: AMEX, ARCA, NASDAQ, NYSE; TWQ: AMEX, ARCA, NYSE, NASDAQ; UDOW: AMEX, ARCA, NYSE, NASDAQ; UKF: AMEX, ARCA, NASDAQ, NYSE; UKK: AMEX, ARCA, NASDAQ, NYSE; UKW: AMEX, ARCA, NASDAQ, NYSE; UMDD: AMEX, ARCA, NYSE, NASDAQ

8. Settlement Methodology of New Derivative Securities Product:
T+3, Physical Settlement

9. Position Limits of New Derivative Securities Product (if applicable):
Not Applicable

Part II — Execution

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:	**Eric W Hess**
Title:	**General Counsel**
Telephone Number:	**201-942-8239**
Manual Signature of Official Responsible for Form:	EH
Date:	**21-Jul-10**

Act	**Securities Exchange Act of 1934**
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 23 2010